UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2000 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      10/31/2000

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                98
FORM 13F Information Table Value Total:                           321,801,357.05

List of other Included Managers:
 NONE
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR              INVESTMENT       MGRS  VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              DISCRETION                 (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER        SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Andina (Embotelladora Andina) ADR     29081P204            187,775.00            14,800.00 X                   1                 X
Aracruz                       ADR     038496204            372,656.25            22,500.00 X                   1          X
Aracruz                       ADR     038496204         13,536,531.25           817,300.00 X                   1     X
Banco Edwards                 ADR     059504100            463,671.00            35,667.00 X                   1                 X
Banco BHIF                    ADR     073297103          2,088,262.50           143,400.00 X                   1     X
Banco Edwards                 ADR     059504100            303,537.00            23,349.00 X                   1          X
Banco Ganadero                ADS     059594507             65,937.50            21,100.00 X                   1                 X
Banco Santander (Banco Osorno ADR     05965F108          1,025,066.25            70,090.00 X                   1                 X
Banco Edwards                 ADR     059504100          2,301,832.00           177,064.00 X                   1     X
Bancolombia                   ADR     05968L102            170,625.00            52,500.00 X                   1          X
Bancolombia                   ADR     05968L102            417,950.00           128,600.00 X                   1     X
Buenaventura                  ADR     204448104            257,993.13            18,265.00 X                   1          X
CANTV                         ADR     204421101          1,944,247.50            79,560.00 X                   1                 X
Buenaventura                  ADR     204448104          8,254,847.75           584,414.00 X                   1     X
CANTV                         ADR     204421101            603,606.25            24,700.00 X                   1          X
CANTV                         ADR     204421101          9,833,650.00           402,400.00 X                   1     X
Cementos Mexicanos            ADR     151290889            651,489.56            32,473.00 X                   1          X
Chile Fund                    COU     168834109            855,356.25            93,100.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104            985,500.00            43,800.00 X                   1                 X
Cementos Mexicanos            ADR     151290889         13,052,782.88           650,606.00 X                   1     X
Concha y Toro                 ADS     927191106          2,856,400.00            77,200.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            660,300.00            74,400.00 X                   1          X
Copel (Cia. Par. de Energ.)   ADR     20441B407         15,239,262.50         1,717,100.00 X                   1     X
Credicorp Ltd.                ADR     G2519Y108          1,418,100.00           195,600.00 X                   1     X
Cristales                     ADR     226714103            242,475.00            15,900.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100            224,083.13             7,317.00 X                   1                 X
Cristales                     ADR     226714103          6,340,950.00           415,800.00 X                   1     X
ECI Telecommunications Ltd.   COM     268258100            146,693.75             4,790.00 X                   1          X
Endesa                        ADR     29244T101          1,083,060.00            98,460.00 X                   1                 X
Enersis                       ADR     29274F104            596,291.25            33,476.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100          2,872,778.13            93,805.00 X                   1     X
Enersis                       ADR     29274F104            505,875.00            28,400.00 X                   1          X
Femsa                         ADR     344419106            669,981.00            17,179.00 X                   1                 X
Enersis                       ADR     29274F104         16,123,251.56           905,165.00 X                   1     X
Femsa                         ADR     344419106          1,037,400.00            26,600.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105            850,368.75            65,100.00 X                   1                 X
Femsa                         ADR     344419106         17,807,400.00           456,600.00 X                   1     X
Grupo Elektra (fka Grupo Feni GDR     40050A102             96,900.00            10,200.00 X                   1          X
Grupo Elektra (fka Grupo Feni GDR     40050A102          1,820,200.00           191,600.00 X                   1     X
Grupo Iusacell                ADR     40050B100            190,000.00            16,000.00 X                   1          X
Grupo Iusacell                ADR     40050B100          2,416,562.50           203,500.00 X                   1     X
Grupo Radio Centro            ADS     40049C102            796,875.00            75,000.00 X                   1     X
Grupo Televisa                GDR     40049J206            732,631.25            12,700.00 X                   1          X
Grupo Televisa                GDR     40049J206         13,949,645.13           241,814.00 X                   1     X
Grupo Tribasa                 ADS     40049F204              9,346.50             6,231.00 X                   1          X
Grupo Tribasa                 ADS     40049F204            106,318.50            70,879.00 X                   1     X
Gulf Indonesia                ADR     402284103            421,950.00            38,800.00 X                   1          X
Gulf Indonesia                ADR     402284103          5,977,443.75           549,650.00 X                   1     X
India Fund                    COU     454089103          3,013,062.50           248,500.00 X                   1                 X
ICA                           ADS     292448107            144,200.00            82,400.00 X                   1     X
Indosat                       ADR     715680104             85,600.00            10,700.00 X                   1          X
Indosat                       ADR     715680104          1,044,400.00           130,550.00 X                   1     X
Infosys Technologies          ADR     456788108            805,200.00             6,100.00 X                   1                 X
Indust. Credit and Invst. Cor ADR     44926P202          1,975,600.00           179,600.00 X                   1     X
Jardine Flemings India Fund   COU     471112102          3,353,900.00           304,900.00 X                   1                 X
Infosys Technologies          ADR     456788108          1,650,000.00            12,500.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103          1,005,387.50            29,900.00 X                   1          X
Labchile                      ADS     50540H104            626,762.50            37,700.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103         14,616,484.88           434,691.00 X                   1     X
Labchile                      ADS     50540H104          1,443,050.00            86,800.00 X                   1     X
Masisa (Maderas y Sinteticos  ADR     574799102            389,812.50            29,700.00 X                   1          X
Masisa (Maderas y Sinteticos  ADR     574799102         17,440,500.00         1,328,800.00 X                   1     X
Matav                         ADR     559776109          1,228,784.38            52,150.00 X                   1     X
Mavesa                        ADR     577717101          1,076,400.00           249,600.00 X                   1     X
Nortel                        ADR     656567401            379,412.50            25,400.00 X                   1          X
Nortel                        ADR     656567401          7,599,781.75           508,772.00 X                   1     X
Perez Companc SA              ADR     71367B103            892,715.88            54,517.00 X                   1                 X
Pao De Acucar (Brasil Distr.) ADR     20440T201          5,447,968.75           146,500.00 X                   1     X
Perez Companc SA              ADR     71367B103            398,698.50            24,348.00 X                   1          X
Perez Companc SA              ADR     71367B103          7,432,809.00           453,912.00 X                   1     X
Philippine Long Distance T.   ADR     718252604            700,412.50            40,900.00 X                   1          X
Philippine Long Distance T.   ADR     718252604          9,899,962.50           578,100.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         10,888,175.00           584,600.00 X                   1     X
Provida                       ADR     00709P108            326,625.00            15,600.00 X                   1          X
Provida                       ADR     00709P108          5,385,125.00           257,200.00 X                   1     X
SK Telecom                    ADR     78440P108            181,425.00             7,080.00 X                   1          X
Rostelekom (IAS)              ADR     778529107            326,062.50            37,000.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            215,729.00            13,918.00 X                   1                 X
SK Telecom                    ADR     78440P108          8,365,896.25           326,474.00 X                   1     X
TV Azteca                     ADS     901145102             92,700.00             7,200.00 X                   1          X
Telecom Argentina             ADR     879273209          1,169,912.50            54,100.00 X                   1                 X
TV Azteca                     ADS     901145102          1,776,750.00           138,000.00 X                   1     X
Telecom Argentina             ADR     879273209          2,777,925.88           128,459.00 X                   1     X
Telefonos De Mexico           ADR     879403780            292,531.25             5,500.00 X                   1          X
Telefonos de Chile            ADR     204449300          2,299,146.88           132,325.00 X                   1                 X
Telefonos De Mexico           ADR     879403780         10,145,090.13           190,742.00 X                   1     X
Telefonos de Chile            ADR     204449300            531,675.00            30,600.00 X                   1          X
Telefonos de Chile            ADR     204449300          7,360,050.00           423,600.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109            155,100.00             3,300.00 X                   1          X
Telenordeste Celular Holding  ADR     87924W109          4,638,195.00            98,685.00 X                   1     X
Telenorte Leste Wireline Co.  ADR     879246106             34,312.50             1,500.00 X                   1          X
Telenorte Leste Wireline Co.  ADR     879246106         11,330,490.75           495,322.00 X                   1     X
Telkom                        ADR     715684106            340,350.00            54,456.00 X                   1          X
Telkom                        ADR     715684106          3,954,400.00           632,704.00 X                   1     X
Tricom S.A.                   ADR     89612A100          1,311,500.00            86,000.00 X                   1     X
Ultrapar Participacoes        ADR     90400P101          2,362,100.00           205,400.00 X                   1     X
Unibanco                      GDR     90458E107            118,800.00             3,600.00 X                   1          X
Unibanco                      GDR     90458E107         10,204,524.00           309,228.00 X                   1     X
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